ITEM 1. REPORTS TO STOCKHOLDERS

                                          Combined Penny Stock Fund, Inc.




                                                1997 Annual Report


The Company

Combined Penny Stock Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders

During the fiscal year ended September 30, 1997, the Fund's Net Asset Value increased 9.68% from $.031 per share to $.34. We were also successful in reducing the Funds operating expenses by some 50%, from $.004 per share to share to $.002 per share, taking our expenses to average net assets ratio from 12.39% to 7.87%. We refocused the investments into fewer, larger positions in companies that we were more familiar with and hence reduced our Portfolio turnover rate from 514.76% to 96.88%.


Going forward, the Fund will continue its present stragy of holding expenses down and focusing on fewer positions. We are very excited about several of our holdings including Guardian Technologies International, Inc. and American Educational Products Inc. We look forward to another good year and thank our shareholders for supporting the Fund.

Sincerely,

John R. Overturf, Jr
President
Combined Penny Stock Fund, Inc.
September 30, 1997

Corporate Information
-------------------------------------------------------------------------------


Officers and Directors                       Stock Transfer Agent
John R. Overturf, Jr., President             American Securities Transfer, Inc.,
Dr. A. Leonard Nacht, Secretary/Director     938 Quail Street, Suite 101
Brian E. Power, Director                     Lakewood, CO  80215
Jeffrey J. Kormos, Director

Corporate Headquarters                       Independent Auditors
Combined Penny Stock Fund, Inc.              Stockman Kast Ryan & Scruggs, P.C.
2055 Anglo Drive, Suite 105                  P.O. Box 938
Colorado Springs, CO  80918                  Colorado Springs, CO 80903-0938

Custodian of Portfolio Securities            Counsel
First Trust, N.A.                            Brenman, Key & Bromberg, P.C.
                                             Mellon Financial Center
                                             1775 Sherman Street, Suite 1001
                                             Denver, CO  80203

Statement of Investments in Unaffiliated Issuers as of September 30, 1997
-------------------------------------------------------------------------------

Units,
Shares or
Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                          Common Stocks - 59.73%


                              Communications - .48%

 5,000  Voice It Worldwide, Inc.                                       $   4,375
 5,682  Voice It Worldwide, Inc. - units                                   4,972
        Group Subtotal:                                                    9,347


                        Data Processing\Computer - 5.75%

 7,500  Prism Software Corporation                                     $     825
12,500  Syscom, Int'l. Corp.                                              79,588
20,000  VSI Enterprises, Inc.                                             31,875
        Group Subtotal:                                                  112,388
                               Electronics - .46%

 5,500  Circuit Research Labs, Inc.                                    $   8,938

                              Entertainment - 9.83%

15,000  Global Casinos,  Inc. - wts. (b)                                 $ 2,344
46,710  Global Casinos Resources, Inc.                                   169,324
30,000  Kings Road Entertainment                                          14,063
13,000  Southshore Corporation                                             6,500
        Group Subtotal:                                                  192.231



                               Oil and Gas - .89%

120,000  Tyrex Oil and Gas                                            $   17,400

Statement of Investments in Unaffiliated Issuers as of September 30, 1997
-------------------------------------------------------------------------------
Units,
Shares or
Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                       Common Stocks - 59.73% (Continued)


                             Manufacturing - 10.98%

 23,000  American Educational Products                               $  161,000
 60,000  Cable and Co. Worldwide, Inc.                                   20,625
 10,000  Grip Technologies, Inc.                                          8,750
 10,000  Jetronics Industries, Inc.                                      11,875
 10,000  Training Devices, Inc. (b)                                      12,500
         Group Subtotal:                                                214,750


                                 Medical - 8.50%

 85,000  Healthwatch, Inc.                                           $   47,813
 25,000  MicroSure, Inc.                                                 50,000
 45,000  Organic Solutions, Inc.                                         11,250
 12,500  Pacific Biometrics                                              43,750
  2,500  Sigma Pharmaceutical, Inc.                                      13,437
         Group Subtotal:                                                166,250


                                Recreation - .70%

  2,500  Coyote Sports, Inc.                                          $  13,750

                                 Retail - 22.14%

 52,000  Optimax Industries, Inc.                                     $  32,500
  1,855  Premier Concepts, Inc.                                           6,840
110,000  Premier Concepts, Inc. - wts                                    61,875
 47,500  Enhanced Services, Inc.                                        160,313
 35,000  Krantor Corp.                                                   37,187
 10,000  Poore Brothers, Inc.                                            15,312
 17,000  Premium Cigars Int'l.                                           88,187
 22,500  White Wings Labs. Inc.                                          30,937
         Group Subtotal:                                                433,151

TOTAL COMMON STOCKS (Cost $1,401,564)                               $ 1,168,205

Statement of Investments in Unaffiliated Issuers as of September 30, 1997
-------------------------------------------------------------------------------


Principal                                                            Value (a)
-------------------------------------------------------------------------------


                             Corporate Notes - 7.67%

$ 150,000  Global Casinos, Inc., 12% per annum due 1998             $   150,000
           (Cost $150,000)
Total Investments in Securities of Unaffiliated Issuers
 (Cost $1,551,564)                                                  $ 1,348,205


Statement of Investments in Affiliated Issuers as of September 30, 1997
-------------------------------------------------------------------------------

Shares or
Principal                                                             Value (a)
-------------------------------------------------------------------------------


                             Common Stocks - 26.32%

101,000  Guardian Technologies, Inc. (c)                           $   340,875
 28,334  Guardian Technologies, Inc. - wts. (c)                         10,625
130,608  Redwood Broadcasting, Inc.  (c)                               163,260
         Group Subtotal:                                               514,760

Total Investments in Securities of Affiliated Issuers
 (Cost $370,844)                                                    $  514,760


        (a) See Note 1 of notes to financial statements.
        (b) Restricted security, see Note 2 of notes to financial statements.
        (c) See Note 3 of notes to financial statements.



Total Investments in Securities of Unaffiliated
   Issuers  (Cost $1,551,564)                              67.40%   $ 1,318,205
Total Investments in Securities of Affiliated Issuers
       (Cost $370,844)                                     26.32%       514,760
Total Investments                                          93.72%     1,832,965
Other Assets, Net of Liabilities                            6.28%       122,868
Total Net Assets                                          100.00%   $ 1,955,833

                        See notes to financial statements

Assets and Liabilities as of September 30, 1997
-------------------------------------------------------------------------------



Assets
Investments:
Investments in securities of unaffiliated issuers
(identified cost $370,844)                                          $ 1,318,205
Investments in securities of affiliated issuers
 (identified cost $1,551,564)                                           514,760
Total                                                                 1,832,965

Cash and Equivalents                                                    199,355

Other Assets                                                                300

Total Assets                                                          2,032,620

Liabilities
Payables:
Accounts Payable                                                          2,362
Investment Purchased                                                     74,425
                                                                          76,787

Total Liabilities                                                   $ 1,955,833

Net Assets                                                          $      .034
Net Asset Value per Share

Capital Stock and Accumulated Loss as of September 30, 1997
----------------------------------------------------------------------------




Common Stock, $.001 par value, 100,000,000 shares
    authorized, 57,361,000 issued and outstanding                  $    57,361
Additional paid-in capital                                           6,081,627
Accumulated Loss:
Net investment loss                                                 (2,843,193)
Accumulated realized loss                                           (1,250,519)
Net unrealized depreciation of investments                             (89,443)
Total accumulated loss                                              (4,183,155)

Total Capital Stock and Accumulated Loss                           $ 1,955,833

                        See notes to financial statements

Statement of Operations for the Year Ended September 30, 1997
-------------------------------------------------------------------------------




Investment Loss:
Interest income (including $2,233 from affiliate)                   $  58,529
Dividend income                                                        21,000
Total income                                                           79,529
Expenses:
Salaries                                                               41,846
Other professional fees                                                52,940
Directors' fee                                                         11,000
Reports to shareholders                                                 8,402
Travel                                                                  7,610
Legal                                                                   6,039
Custodian                                                               4,234
Office                                                                  3,667
Other                                                                   2,141
Total expenses                                                        137,879
Net Investment Loss                                                   (58,350)
Realized Gain and Unrealized Depreciation on Investments:
Net realized gain from investment transactions                        211,212
Net unrealized depreciation of investments                             (3,170)
Net Realized Gain and Unrealized Depreciation on Investments         (208,042)
Net Decrease in Net Assets from Operations                         $  149,692

Statements of Changes in Net Assets for the Years Ended September 30, 1997 and 1996
-------------------------------------------------------------------------------

                                                       1997                1996
From Operations:
Net investment loss                              $  (58,350)         $ (161,628)
Net realized gain from investment transactions      211,212             267,220
Net unrealized appreciation (depreciation)
of investments                                       (3,170)             23,154
Net increase in net assets from operations          149,692             128,746
From Capital Stock Transactions:
Purchase of treasury stock                                0             (74,005)
Net Assets - beginning of period                  1,806,141           1,751,400
Net Assets - end of period                      $ 1,955,833         $ 1,806,141
                        See notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------


                                            For the Years Ended
                                                September 30...
                                     1997      1996     1995     1994      1993
Per Share:
Income from investments          $  .001     $ .001   $    -   $    -     $   -
Expenses                           (.002)     (.004)   (.003)   (.003)    (.002)
Net investment loss                (.001)     (.003)   (.003)   (.003)    (.002)
Net realized gain and realized
  appreciation (depreciation) of
  investments                       .004       .005     .009     .008      .011

Net increase in net asset value     .003       .002     .006     .005      .009
Net Asset Value:
Beginning of year                   .031       .029     .023     .018      .009
End of year                      $  .034    $  .031  $  .029  $  .023   $  .018
Total investment return (1)        9.68%)     6.90%   26.09%   27.78%   100.00%


Ratios:
Expenses to average net assets     7.87%     12.39%   13.75%   13.66%    16.70%
Net investment
  loss to average net assets       3.33%      9.02%   11.85%   12.97%    16.21%
Portfolio turnover rate (2)       96.88%    514.76%  861.87%  663.96%   830.41%

(1) Based on the change in net asset value considering there have been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the year ended September 30, 1997 were $2,391,542 and $1,031,171, respectively.

                        See notes to financial statements

Notes to Financial Statements
-------------------------------------------------------------------------------


1. Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the Board of Directors of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of September 30, 1997 are non-income producing securities.

Use of Estimates - The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



2.  Restricted Securities

Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration or in compliance with Rule 144 of the Securities Act of 1933. Valuations for such securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors. The following schedule provides certain information with respect to restricted securities held by the Fund as of September 30, 1997. These securities comprised 3.32% of the Fund's net assets at such time.


Description                     Date of Acquisition      Cost            Value
Global Casinos, Inc. - wts      July 7, 1997         $      0          $  2,344
MicroSure, Inc.                 September 15, 1997     50,000            50,000
Training Devices, Inc.          February 20, 1997      12,500            12,500
Total                                                $ 62,500          $ 64,844

The Fund has no right to require registration of the above restricted securities.

3. Investments in Securities of Affiliated Issuers

At September 30, 1997, the Fund holds either a direct or indirect ownership of 5% or more of the voting securities of the following securities:

                                                                Purchases During
                                                  Fair         The Year Ended
Description                             Cost      Value      September 30, 1997
Common Stock:
Redwood Broadcasting, Inc.          $ 179,068  $ 163,260        $ 121,069
Guardian Technologies, Inc.           186,463    340,875          197,483
Guardian Technologies, Inc. - wts.      5,313     10,625            6,250
                            Total   $ 370,844  $ 514,760        $ 324,802


4.  Unrealized Gains and Losses

At September 30, 1997, the net unrealized depreciation of investments of $89,443 was comprised of gross appreciation of $260,761 for those investments having an excess of value over cost and gross depreciation of $350,204 for those investments having an excess of cost over value.


                                                                              10
5.  Income Taxes

There is no income tax provision in 1997 as the accumulated loss related deferred tax asset of $498,000 continues to be fully reserved. The deferred tax assets and related valuation allowance each decreased $56,000 during the year ended September 30, 1997 due to the utilization of operating loss carryovers. Accumulated net investment loss carryovers for income tax purposes total $1,246,000 at September 30, 1997, and will expire in varying amounts through 2008.


                      End of notes to financial statements

-------------------------------------------------------------------------------
                          Independent Auditors' Report

To the Board of Directors and Shareholders,
Combined Penny Stock Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments in affiliated and unaffiliated issuers and of capital stock and accumulated loss of Combined Penny Stock Fund, Inc. (the Fund) as of September 30, 1997, and the related statements of operations for the year then ended and of changes in net assets for the years ended September 30, 1997 and 1996, and the financial highlights for the years ended September 30, 1997 and 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for each of the three years in the period ended September 30, 1995 were audited by other auditors whose report dated October 26, 1995, on those statements included an explanatory paragraph that described the estimation of values of securities without readily ascertainable market values discussed in Note 1 to the financial statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Combined Penny Stock Fund, Inc. at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the years ended September 30, 1997 and 1996, and the financial highlights for the years ended September 30, 1997, and 1996 in conformity with generally accepted accounting principles.

The financial statements include securities valued at $64,844 at September 30, 1997, representing 3% of net assets, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values, or are thinly traded securities. We have reviewed the procedures used by the Board of Directors in arriving at their estimate of value of such securities and have inspected underlying documentation and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.


STOCKMAN KAST RYAN & SCRUGGS, P.C.
Colorado Springs, Colorado
October 15, 1997




                                                                              11

-------------------------------------------------------------------------------





                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       Co. Spgs., CO
                                                      Permit No. 440

Combined Penny Stock Fund, Inc.
2055 Anglo Drive, Suite 105
Colorado Springs, Colorado  80918
























ITEM 2.  CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)Registrants Audit Committee has determined that it will retain the services of an independent expert when and if such need arises.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $9,000 in 1996 and $10,100 in 1997.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,500 in 1996 and $1,700 in 1997. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Stockman Kast Ryan & Scruggs PC must be pre-approved by the audit committee. All services performed during 1996 and 1997 were pre-approved by the committee.

(e)(2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) Not applicable

     (c) 0%

     (d) Not applicable


(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 1996 and NONE in 1997.

(h) The registrants audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant last fiscal half-year (the registrant second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



--------------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Combined Penny Stock Fund, Inc.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf,  President

Date:  November 08, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf, President

Date:   November 08, 2004

By (Signature and Title)* /s/Stan Pittman
Stan Pittman, Chief Accounting Officer

Date:  November 08, 2004


Fund Directors
                                   Business Experience
                                   and Directorships
Name, Age and Address  Position    During the Past 5 Years
---------------------  --------    -----------------------

John R. Overturf*(41)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                                  1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(73)              Secretary From April 1990 to October 1991,
P.O. Box 1679       since April    Dr. Nacht was Secretary of Redwood
Edwards, CO 81632        1990      MicroCap Fund, Inc. ("RWCF"). From
                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.

Jeffrey J. Kormos (61) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (53)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974. He has served as the president of the
                                       Colorado Springs chapter of the National
                                       Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.


* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer.
A copy of this code is available by calling the Fund phone number,
(719)593-2111.


Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary